10013960

NASDAQ

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
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CERTNAS
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By Electronic Delivery to: filer-support@sec.gov

December 23, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 15, 2010 The Nasdaq Stock Market (the "Exchange") received from Zion Oil and Gas, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Warrants

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick